Accumulated Other Comprehensive (Loss) Income	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Accumulated Other Comprehensive (Loss) Income

Note 9. Accumulated Other Comprehensive Income

The following table details the changes in the single component of accumulated other comprehensive (loss) income for the nine months ended September 30, 2014:

(in thousands)	Unrealized (Loss) Gain on Securities Available for Sale
Accumulated Other Comprehensive (Loss) Income:
Balance December 31, 2013	$(9,134)
Reclassification adjustments to net income:
Realized gains on securities	(300)
Provision for income tax	102
Unrealized losses arising during the period, net of tax	8,091

Balance September 30, 2014	$(1,241)

The following table details the changes in the single component of accumulated other comprehensive (loss) income for the nine months ended September 30, 2013:

(in thousands)	Unrealized (Loss) Gain on Securities Available for Sale
Accumulated Other Comprehensive (Loss) Income:
Balance December 31, 2012	$6,048
Reclassification adjustments to net income:
Realized gains on securities	(1,556)
Provision for income tax	529
Unrealized losses arising during the period, net of tax	(10,937)

Balance September 30, 2013	$(5,916)

Note 13. Accumulated Other Comprehensive (Loss) Income

The following table details the changes in the single component of accumulated other comprehensive (loss) income for the twelve months ended December 31, 2013:

(in thousands)	Unrealized (Loss) Gain on Securities Available for Sale
Accumulated Other Comprehensive (Loss) Income:
Balance December 31, 2012	$6,048
Reclassification adjustments to net income:
Realized gains on securities	(1,571)
Provision for income taxes	534
Unrealized losses arising during the period, net of tax	(14,145)

Balance December 31, 2013	$(9,134)

The following table details the changes in the single component of accumulated other comprehensive (loss) income for the twelve months ended December 31, 2012:

(in thousands)	Unrealized (Loss) Gain on Securities Available for Sale
Accumulated Other Comprehensive Income:
Balance December 31, 2011	$4,467
Reclassification adjustments to net income:
Realized gains on securities	(4,868)
Provision for income taxes	1,655
Unrealized gains arising during the period, net of tax	4,794

Balance December 31, 2012	$6,048